Income Taxes - Summary of Activity Related to Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Unrecognized benefit - beginning of the year	$ 1,030	$ 667	$ 552
Gross increases-current period positions	683	363	115
Unrecognized benefit - end of period	$ 1,713	$ 1,030	$ 667